Short-Term Investments and Derivative Liabilities	6 Months Ended
Jun. 30, 2026
Short-Term Investments and Derivative Liabilities [Abstract]
SHORT-TERM INVESTMENTS AND DERIVATIVE LIABILITIES

3. SHORT-TERM INVESTMENTS AND DERIVATIVE LIABILITIES

Short-term investments consisted of the following:

	As of
	December 31, 2025	June 30, 2026
Short-term investments:	RMB	RMB	US$
Investment in marketable securities in Zhengbang (i)	1,480	1,284	189
Derivative assets (ii)	80	-	-
Total short-term investments	1,560	1,284	189

Derivative liabilities consisted of the following:

	As of
	December 31, 2025	June 30, 2026
Derivative liabilities:	RMB	RMB	US$
Derivative liabilities (ii)	-	1,050	155
Total derivative liabilities	-	1,050	155

(i)	For the six months ended June 30, 2025 and 2026, the Company did not sell its investment in marketable securities in Zhengbang and recorded net unrealized loss of RMB87 and RMB196 (US$29), respectively, in the unaudited condensed consolidated statements of operations and comprehensive loss.

(ii)	Jilin Zhengye entered into foreign currency swap contracts and cross currency interest rate swap contracts with a commercial bank on November 28, 2024 (see Note 2) and November 7, 2025 (see Note 2 and Note 7). Jilin Zhengye determined the foreign currency swap contracts and cross currency interest rate swap contracts as non-designated derivative instruments, which are initially recorded at fair value as either assets or liabilities in the accompanying balance sheet and subsequently remeasured to fair value at each reporting date.

For the six months ended June 30, 2025 and 2026, the Company recorded loss on fair value changes of RMB163 and RMB76 (US$11), respectively, from cross currency interest rate swap derivative instrument and recorded gain on fair value changes of RMB838 and loss on fair value changes of RMB1,054 (US$155), respectively, from foreign currency swap derivative instrument.